Note 15 - Segment and Geographic Information - Schedule of Segment Information 1 (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue	$ 0	$ 0	$ 0	$ 311
Total for the period	(892)	(180)	0	10,120
Total for Europe – Continuing Operations	56,898		57,044	7,727
Intangible assets	37,041		37,518	1,554
Goodwill	18,964		18,964	241
Long-Term Debt			6,161	26,480
Total for Europe – Continuing Operations	25,766		34,022	41,612
EBITDA	(1,321)	(1,455)	(8,065)	(6,316)
Adjusted EBITDA	(1,321)	(1,455)	(8,065)	(6,316)
Depreciation, amortization, and accretion	(477)	(130)	(593)	(215)
Interest expense	(276)	(2,190)	(4,198)	(8,774)
Gain on sale of subsidiaries	0	3,589
Net Income (Loss)	(80)	(180)	(6,486)	21,078
Convertible Debt, Fair Value Adjustment	(2,363)	806	(3,967)	67
Fair value movement of warrants	(0)	811	(1,564)	(565)
Gain on settlement of liabilities	5,257	0	596	0
Issuance cost of put option liability (Series D) with Series D convertible preference shares	6	0
Gain (Loss) on Extinguishment of Debt	(1,706)	0	(3,187)	179
Net loss	(80)	(180)	(6,486)	21,078
Income taxes	(0)	(0)	(0)	590
Net income/(loss)	(892)	(180)	(7,306)	$ 21,078
Europe Segment [Member]
Revenue	(245)	2,809
Other Assets	12		12
Total for Europe – Continuing Operations	12		12
EBITDA	(211)	(426)
Adjusted EBITDA	(211)	(426)
Depreciation, amortization, and accretion	0	0
Interest expense	(34)	(354)
Gain on sale of subsidiaries	0	3,589
Net Income (Loss)	(245)	2,809
Net loss	(245)	2,809
Europe Segment [Member] | Continuing Operations [Member]
Long-Term Debt	1,150		1,176
Other Liabilities	1,082		1,076
Total for Europe – Continuing Operations	2,232		2,252
United States Segment [Member]
Revenue	(648)	(2,989)
Other Assets	881		550
Total for Europe – Continuing Operations	56,886		57,032
Intangible assets	37,041		37,518
Goodwill	18,964		18,964
EBITDA	(1,110)	(1,029)
Adjusted EBITDA	(1,110)	(1,029)
Depreciation, amortization, and accretion	(477)	(130)
Interest expense	(242)	(1,835)
Net Income (Loss)	(648)	(2,989)
Convertible Debt, Fair Value Adjustment	(2,363)	(806)
Fair value movement of warrants	0	811
Gain on settlement of liabilities	5,257	0
Issuance cost of put option liability (Series D) with Series D convertible preference shares	(6)
Gain (Loss) on Extinguishment of Debt	(1,706)	0
Net loss	(648)	$ (2,989)
United States Segment [Member] | Continuing Operations [Member]
Long-Term Debt	6,347		14,885
Other Liabilities	17,186		16,886
Total for Europe – Continuing Operations	$ 23,533		$ 31,771